GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Banking Panama
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.50%	5.30%
Discount rate	10.90%	10.90%
Banking Panama | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.00%	4.80%
Discount rate	11.40%	11.40%
Banking Panama | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.50%	5.30%
Discount rate	10.90%	10.90%
Banking Panama | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.00%	5.80%
Discount rate	10.40%	10.40%
Banking Panama | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 10,826,278	$ 12,851,974
Banking Panama | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	11,721,608	14,049,526
Banking Panama | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	12,770,528	15,483,841
Banking Panama | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	11,224,673	13,351,970
Banking Panama | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	11,721,608	14,049,526
Banking Panama | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 12,302,770	$ 14,883,860
Banking El Salvador
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.70%	3.90%
Banking El Salvador | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.20%	3.40%
Banking El Salvador | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.70%	3.90%
Banking El Salvador | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.20%	4.40%
Banking El Salvador | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	17.10%	20.10%
Banking El Salvador | Maximum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	18.10%	21.10%
Banking El Salvador | Maximum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	17.10%	20.10%
Banking El Salvador | Maximum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	16.10%	19.10%
Banking El Salvador | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	15.50%	16.10%
Banking El Salvador | Minimum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	16.50%	17.10%
Banking El Salvador | Minimum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	15.50%	16.10%
Banking El Salvador | Minimum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	14.50%	15.10%
Banking El Salvador | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 3,909,551	$ 4,543,466
Banking El Salvador | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,241,177	4,913,975
Banking El Salvador | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,634,962	5,351,507
Banking El Salvador | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,182,324	4,851,416
Banking El Salvador | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,241,177	4,913,975
Banking El Salvador | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,305,238	$ 4,981,886
Banking Guatemala
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.80%	4.90%
Discount rate	12.30%	13.00%
Banking Guatemala | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.30%	4.40%
Discount rate	12.80%	13.50%
Banking Guatemala | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.80%	4.90%
Discount rate	12.30%	13.00%
Banking Guatemala | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.30%	5.40%
Discount rate	11.80%	12.50%
Banking Guatemala | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 3,903,356	$ 4,854,108
Banking Guatemala | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,224,256	5,225,546
Banking Guatemala | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,592,449	5,647,675
Banking Guatemala | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,090,025	5,070,100
Banking Guatemala | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,224,256	5,225,546
Banking Guatemala | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,377,661	$ 5,401,451